Tenant Concentration (Details) (Tenant Revenue, Concentration)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TMobile
Tenant Concentration
Percentage of revenue	19.50%	18.50%	13.10%
Verizon
Tenant Concentration
Percentage of revenue	15.60%	14.10%	11.90%
Sprint
Tenant Concentration
Percentage of revenue	12.90%	11.90%	12.20%
AT&T Mobility
Tenant Concentration
Percentage of revenue	11.90%	11.00%	10.30%
Crown Castle
Tenant Concentration
Percentage of revenue	11.20%	10.60%	12.30%